UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 632-6000

Date of fiscal year end:         12/31

Date of reporting period:       9/30/2009

FORM N-Q

Item 1. Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio Common Stocks—98.4%
Aerospace & Defense—1.4%
Raytheon Co.	2,420	$116,087

Alcohol & Tobacco—2.9%
Altria Group, Inc.	5,140	91,543
Molson Coors Brewing Co., Class B	1,110	54,035
Reynolds American, Inc.	2,120	94,383
		239,961

Banking—13.2%
Bank of America Corp.	18,900	319,788
Bank of New York Mellon Corp.	4,514	130,861
JPMorgan Chase & Co.	7,446	326,283
PNC Financial Services Group, Inc.	1,210	58,794
Wells Fargo & Co.	9,300	262,074
		1,097,800

Cable Television—3.1%
Comcast Corp., Class A	7,690	123,655
The DIRECTV Group, Inc. (a)	1,900	52,402
Time Warner Cable, Inc.	1,948	83,939
		259,996

Chemicals—0.5%
Air Products & Chemicals, Inc.	550	42,669

Computer Software—2.0%
Microsoft Corp.	2,600	67,314
Oracle Corp.	2,670	55,643
Symantec Corp. (a)	2,770	45,622
		168,579

Construction & Engineering—0.7%
Foster Wheeler AG (a)	1,770	56,481

Consumer Products—1.3%
The Procter & Gamble Co.	1,805	104,546

Electric—4.0%
American Electric Power Co., Inc.	2,580	79,954
CMS Energy Corp.	2,980	39,932
DPL, Inc.	1,920	50,112
Entergy Corp.	570	45,520
Exelon Corp.	1,020	50,613
PG&E Corp.	810	32,797
PPL Corp.	1,060	32,160
		331,088

Energy Exploration & Production—6.0%
Anadarko Petroleum Corp.	1,210	75,903
Apache Corp.	860	78,974
Devon Energy Corp.	1,365	91,905
EOG Resources, Inc.	660	55,117
Newfield Exploration Co. (a)	1,630	69,373
Occidental Petroleum Corp.	1,640	128,576
		499,848

Energy Integrated—10.3%
Chevron Corp.	2,681	188,823
ConocoPhillips	3,680	166,189
Exxon Mobil Corp.	5,756	394,919
Hess Corp.	910	48,648
Marathon Oil Corp.	1,990	63,481
		862,060

Energy Services—1.8%
Halliburton Co.	3,630	98,445
Weatherford International, Ltd. (a)	2,420	50,167
		148,612

Financial Services—4.8%
Ameriprise Financial, Inc.	2,580	93,731
MasterCard, Inc., Class A	300	60,645
Morgan Stanley	3,020	93,258
Prudential Financial, Inc.	1,610	80,355
The Goldman Sachs Group, Inc.	400	73,740
		401,729

Food & Beverages—1.2%
General Mills, Inc.	820	52,792
The J.M. Smucker Co.	910	48,239
		101,031

Forest & Paper Products—2.3%
Kimberly-Clark Corp.	689	40,637
Owens-Illinois, Inc. (a)	2,720	100,368
Pactiv Corp. (a)	1,970	51,319
		192,324

Health Services—1.8%
Aetna, Inc.	1,730	48,146

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio (continued)

WellPoint, Inc. (a)	2,150	$101,824
		149,970

Insurance—6.1%
Aon Corp.	1,210	49,235
Everest Re Group, Ltd.	510	44,727
MetLife, Inc.	2,520	95,937
PartnerRe, Ltd.	700	53,858
The Allstate Corp.	2,000	61,240
The Travelers Cos., Inc.	2,670	131,444
Willis Group Holdings, Ltd.	2,670	75,347
		511,788

Leisure & Entertainment—3.8%
Burger King Holdings, Inc.	3,080	54,177
Darden Restaurants, Inc.	1,700	58,021
McDonald’s Corp.	700	39,949
The Walt Disney Co.	1,660	45,583
Time Warner, Inc.	1,433	41,242
Viacom, Inc., Class B (a)	2,870	80,475
		319,447

Manufacturing—6.9%
AGCO Corp. (a)	1,400	38,682
Energizer Holdings, Inc. (a)	760	50,418
Flowserve Corp.	610	60,109
General Dynamics Corp.	1,100	71,060
General Electric Co.	7,335	120,441
Goodrich Corp.	900	48,906
Honeywell International, Inc.	1,110	41,237
SPX Corp.	860	52,692
The Boeing Co.	810	43,862
United Technologies Corp.	770	46,916
		574,323

Medical Products—4.5%
AmerisourceBergen Corp.	2,770	61,993
Covidien PLC	1,670	72,244
Johnson & Johnson	1,273	77,513
Medtronic, Inc.	2,770	101,936
Zimmer Holdings, Inc. (a)	1,140	60,933
		374,619

Metal & Glass Containers—0.6%
Ball Corp.	1,000	49,200

Metals & Mining—1.5%
Freeport-McMoRan Copper & Gold, Inc.	1,360	93,310
Newmont Mining Corp.	810	35,656
		128,966

Pharmaceutical & Biotechnology—5.8%
Amgen, Inc. (a)	760	45,775
Merck & Co., Inc.	4,740	149,926
Pfizer, Inc.	17,324	286,712
		482,413

Retail—2.4%
CVS Caremark Corp.	3,380	120,801
The Kroger Co.	3,650	75,336
		196,137

Semiconductors & Components—1.4%
Intel Corp.	3,820	74,757
Texas Instruments, Inc.	1,700	40,273
		115,030

Technology Hardware—3.5%
EMC Corp. (a)	3,600	61,344
Hewlett-Packard Co.	3,230	152,488
International Business Machines Corp.	660	78,943
		292,775

Telecommunications—4.6%
AT&T, Inc.	10,820	292,248
Verizon Communications, Inc.	3,129	94,715
		386,963
Total Common Stocks (Identified cost $7,971,742)		8,204,442

Short-Term Investment—1.0%
State Street Institutional Treasury Money Market Fund (Identified cost $78,940)	78,940	78,940

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio (concluded)

Total Investments—99.4% (Identified cost $8,050,682) (b)		$8,283,382

Cash and Other Assets in Excess of Liabilities—0.6%		53,699

Net Assets—100.0%		$8,337,081

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio

Common Stocks—98.2%
Aerospace & Defense—2.2%
Raytheon Co.	32,600	$1,563,822

Agriculture—0.9%
The Mosaic Co.	13,700	658,559

Alcohol & Tobacco—2.5%
Molson Coors Brewing Co., Class B	37,500	1,825,500

Banking—6.6%
Bank of America Corp.	40,400	683,568
Bank of New York Mellon Corp.	25,200	730,548
JPMorgan Chase & Co.	53,491	2,343,976
Wells Fargo & Co.	36,700	1,034,206

		4,792,298

Cable Television—3.9%
Comcast Corp., Class A	175,400	2,820,432

Chemicals—1.5%
Air Products & Chemicals, Inc.	14,000	1,086,120

Coal—0.9%
Massey Energy Co.	22,900	638,681

Commercial Services—2.2%
Corrections Corp. of America (a)	32,200	729,330
Republic Services, Inc.	31,900	847,583

		1,576,913

Computer Software—5.8%
Microsoft Corp.	86,435	2,237,802
Oracle Corp.	47,900	998,236
Symantec Corp. (a)	58,500	963,495

		4,199,533

Consumer Products—3.7%
Kimberly-Clark Corp.	20,880	1,231,502
Mattel, Inc.	78,000	1,439,880

		2,671,382

Electric—0.9%
American Electric Power Co., Inc.	21,900	678,681

Energy Exploration & Production—3.7%
Apache Corp.	9,450	867,794
EOG Resources, Inc.	8,900	743,239
Occidental Petroleum Corp.	13,450	1,054,480

		2,665,513

Energy Integrated—4.9%
Chevron Corp.	13,000	915,590
Exxon Mobil Corp.	28,000	1,921,080
Marathon Oil Corp.	21,800	695,420

		3,532,090

Energy Services—1.1%
Halliburton Co.	29,100	789,192

Financial Services—3.5%
Ameriprise Financial, Inc.	39,700	1,442,301
Morgan Stanley	23,600	728,768
The Charles Schwab Corp.	19,800	379,170

		2,550,239

Food & Beverages—2.0%
Campbell Soup Co.	22,000	717,640
The Coca-Cola Co.	14,200	762,540

		1,480,180

Health Services—2.1%
CareFusion Corp. (a)	18,400	401,120
UnitedHealth Group, Inc.	45,300	1,134,312

		1,535,432

Insurance—2.2%
PartnerRe, Ltd.	9,300	715,542
The Travelers Cos., Inc.	18,400	905,832

		1,621,374

Leisure & Entertainment—2.4%
McDonald’s Corp.	16,600	947,362
Starbucks Corp. (a)	38,100	786,765

		1,734,127

Manufacturing—6.0%
Deere & Co.	12,100	519,332
Dover Corp.	28,400	1,100,784
Emerson Electric Co.	31,200	1,250,496
Honeywell International, Inc.	19,493	724,165

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (concluded)

Parker Hannifin Corp.	14,100	$730,944

		4,325,721

Medical Products—6.6%
Becton, Dickinson & Co.	10,000	697,500
Johnson & Johnson	53,660	3,267,357
Medtronic, Inc.	22,700	835,360

		4,800,217

Metal & Glass Containers—1.8%
Ball Corp.	27,215	1,338,978

Metals & Mining—0.9%
Newmont Mining Corp.	15,400	677,908

Pharmaceutical & Biotechnology—7.6%
Amgen, Inc. (a)	14,000	843,220
Gilead Sciences, Inc. (a)	17,900	833,782
Merck & Co., Inc.	25,600	809,728
Pfizer, Inc.	181,200	2,998,860

		5,485,590

Real Estate—1.0%
Public Storage REIT	9,700	729,828

Refining—0.8%
Valero Energy Corp.	30,600	593,334

Retail—6.9%
J.C. Penney Co., Inc.	9,600	324,000
The Gap, Inc.	33,400	714,760
Wal-Mart Stores, Inc.	30,300	1,487,427
Walgreen Co.	65,700	2,461,779

		4,987,966

Semiconductors & Components—3.0%
Analog Devices, Inc.	15,100	416,458
Applied Materials, Inc.	54,900	735,660
Intel Corp.	51,100	1,000,027

		2,152,145

Technology—2.4%
eBay, Inc. (a)	44,200	1,043,562
Google, Inc., Class A (a)	1,400	694,190

		1,737,752

Technology Hardware—6.7%
Cisco Systems, Inc. (a)	67,255	1,583,183
Hewlett-Packard Co.	31,000	1,463,510
International Business Machines Corp.	15,290	1,828,837

		4,875,530

Telecommunications—1.5%
Verizon Communications, Inc.	34,700	1,050,369

Total Common Stocks
(Identified cost $64,738,973)		71,175,406

Short-Term Investment—1.0%
State Street Institutional Treasury
Money Market Fund
(Identified cost $734,064)	734,064	734,064

Total Investments—99.2%
(Identified cost $65,473,037) (b)		$71,909,470

Cash and Other Assets in Excess of Liabilities—0.8%		570,641

Net Assets—100.0%		$72,480,111

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard U.S. Mid Cap Equity Portfolio

Common Stocks—96.4%
Aerospace & Defense—1.4%
Spirit AeroSystems Holdings, Inc., Class A (a)	161,300	$2,913,078

Alcohol & Tobacco—2.2%
Molson Coors Brewing Co., Class B	92,600	4,507,768

Banking—3.1%
City National Corp.	53,600	2,086,648
Fifth Third Bancorp	72,800	737,464
Hudson City Bancorp, Inc.	144,300	1,897,545
Northern Trust Corp.	30,700	1,785,512
		6,507,169

Chemicals—3.0%
Air Products & Chemicals, Inc.	46,400	3,599,712
RPM International, Inc.	142,000	2,625,580
		6,225,292

Coal—0.7%
Massey Energy Co.	51,600	1,439,124

Commercial Services—9.1%
Cintas Corp.	91,600	2,776,396
Corrections Corp. of America (a)	182,900	4,142,685
DST Systems, Inc. (a)	44,900	2,011,520
Fidelity National Information Services, Inc.	107,100	2,732,121
Genuine Parts Co.	71,500	2,721,290
Republic Services, Inc.	173,500	4,609,895
		18,993,907

Computer Software—3.2%
BMC Software, Inc. (a)	55,600	2,086,668
Symantec Corp. (a)	276,100	4,547,367
		6,634,035

Construction & Engineering—1.4%
Foster Wheeler AG (a)	94,200	3,005,922

Consumer Products—4.9%
Avon Products, Inc.	59,600	2,024,016
Leggett & Platt, Inc.	172,600	3,348,440
Mattel, Inc.	263,700	4,867,902
		10,240,358

Electric—2.0%
American Electric Power Co., Inc.	131,700	4,081,383

Energy—1.6%
Covanta Holding Corp. (a)	191,200	3,250,400

Energy Exploration & Production—1.7%
Energen Corp.	80,200	3,456,620

Energy Services—3.7%
Patterson-UTI Energy, Inc.	158,300	2,390,330
The Williams Cos., Inc.	181,800	3,248,766
Tidewater, Inc.	45,700	2,152,013
		7,791,109

Financial Services—2.3%
Ameriprise Financial, Inc.	129,800	4,715,634

Food & Beverages—4.4%
Campbell Soup Co.	80,800	2,635,696
McCormick & Co., Inc.	115,000	3,903,100
Sara Lee Corp.	197,100	2,195,694
The J.M. Smucker Co.	7,000	371,070
		9,105,560

Forest & Paper Products—3.3%
Bemis Co., Inc.	100,300	2,598,773
Packaging Corp. of America	209,200	4,267,680
		6,866,453

Health Services—2.3%
CareFusion Corp. (a)	78,950	1,721,110
Omnicare, Inc.	135,500	3,051,460
		4,772,570

Insurance—3.6%
Marsh & McLennan Cos., Inc.	87,600	2,166,348
PartnerRe, Ltd.	30,100	2,315,894
RenaissanceRe Holdings, Ltd.	56,800	3,110,368
		7,592,610

Internet Security—1.3%
VeriSign, Inc. (a)	116,100	2,750,409

Leisure & Entertainment—4.9%
Burger King Holdings, Inc.	165,500	2,911,145
Starbucks Corp. (a)	140,000	2,891,000

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard U.S. Mid Cap Equity Portfolio (concluded)

Viacom, Inc., Class B (a)	153,400	$4,301,336
		10,103,481

Manufacturing—3.7%
Dover Corp.	118,900	4,608,564
Parker Hannifin Corp.	58,500	3,032,640
		7,641,204

Medical Products—7.3%
Hospira, Inc. (a)	146,000	6,511,600
Life Technologies Corp. (a)	71,581	3,332,095
Patterson Cos., Inc. (a)	42,500	1,158,125
Zimmer Holdings, Inc. (a)	78,700	4,206,515
		15,208,335

Metal & Glass Containers—2.9%
Ball Corp.	121,500	5,977,800

Metals & Mining—1.3%
Cliffs Natural Resources, Inc.	64,400	2,083,984
Compass Minerals International, Inc.	12,000	739,440
		2,823,424

Pharmaceutical & Biotechnology—1.7%
Warner Chilcott PLC, Class A (a)	168,500	3,642,970

Real Estate—3.4%
Public Storage REIT	41,500	3,122,460
The St. Joe Co. (a)	102,000	2,970,240
UDR, Inc. REIT	66,000	1,038,840
		7,131,540

Refining—2.5%
Holly Corp.	162,600	4,165,812
Valero Energy Corp.	50,100	971,439
		5,137,251

Retail—4.5%
American Eagle Outfitters, Inc.	121,500	2,048,490
Family Dollar Stores, Inc.	102,700	2,711,280
J.C. Penney Co., Inc.	135,100	4,559,625
		9,319,395

Semiconductors & Components—3.7%
Agilent Technologies, Inc. (a)	123,900	3,448,137
Analog Devices, Inc.	93,200	2,570,456
Lam Research Corp. (a)	49,000	1,673,840
		7,692,433

Technology Hardware—4.3%
Ingram Micro, Inc., Class A (a)	279,100	4,702,835
Juniper Networks, Inc. (a)	86,300	2,331,826
NetApp, Inc. (a)	70,100	1,870,268
		8,904,929

Telecommunications—1.0%
NeuStar, Inc., Class A (a)	88,300	1,995,580

Total Common Stocks
(Identified cost $178,135,266)		200,427,743

Short-Term Investment—2.0%
State Street Institutional Treasury Money Market Fund
(Identified cost $4,111,250)	4,111,251	4,111,251

Total Investments—98.4%
(Identified cost $182,246,516) (b)		$204,538,994

Cash and Other Assets in Excess
of Liabilities—1.6%		3,274,610

Net Assets—100.0%		$207,813,604

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard U.S. Small-Mid Cap Equity Portfolio

Common Stocks—96.5%
Automotive—1.8%
Copart, Inc. (a)	15,700	$521,397
Modine Manufacturing Co.	85,000	787,950
		1,309,347

Banking—5.8%
East West Bancorp, Inc.	95,000	788,500
Home Bancshares, Inc.	17,400	381,408
PacWest Bancorp	56,101	1,068,724
Prosperity Bancshares, Inc.	29,840	1,038,134
Wintrust Financial Corp.	34,800	973,008
		4,249,774

Chemicals—2.3%
Innospec, Inc.	60,184	887,714
Rockwood Holdings, Inc. (a)	38,800	798,116
		1,685,830

Commercial Services—5.5%
Cornell Cos., Inc. (a)	23,300	522,852
Corrections Corp. of America (a)	65,800	1,490,370
DST Systems, Inc. (a)	14,000	627,200
Team, Inc. (a)	40,200	681,390
Waste Connections, Inc. (a)	25,475	735,209
		4,057,021

Computer Software—3.4%
Ariba, Inc. (a)	80,350	932,060
Informatica Corp. (a)	45,100	1,018,358
Phoenix Technologies, Ltd. (a)	157,600	575,240
		2,525,658

Construction & Engineering—3.4%
Great Lakes Dredge & Dock Co.	142,600	995,348
Hill International, Inc. (a)	73,200	519,720
MasTec, Inc. (a)	84,300	1,024,245
		2,539,313

Consumer Products—9.9%
Bare Escentuals, Inc. (a)	103,500	1,230,615
Central Garden & Pet Co., Class A (a)	96,800	1,058,024
Chattem, Inc. (a)	10,600	703,946
Mattel, Inc.	56,300	1,039,298
Matthews International Corp., Class A	27,300	965,874
Polaris Industries, Inc.	17,100	697,338
Tempur-Pedic International, Inc. (a)	35,700	676,158
The Middleby Corp. (a)	16,650	915,916
		7,287,169

Electric—1.4%
MGE Energy, Inc.	27,700	1,010,496

Energy Exploration & Production—1.1%
Cabot Oil & Gas Corp.	23,400	836,550

Energy Integrated—2.2%
Cimarex Energy Co.	21,400	927,048
Sunoco, Inc.	24,200	688,490
		1,615,538

Energy Services—2.4%
Helmerich & Payne, Inc.	22,900	905,237
Kinder Morgan Management LLC (a), (c)	107,325	0
Oceaneering International, Inc. (a)	14,900	845,575
		1,750,812

Financial Services—4.8%
FTI Consulting, Inc. (a)	17,200	732,892
Jefferies Group, Inc. (a)	43,000	1,170,890
Piper Jaffray Cos., Inc. (a)	20,600	983,032
Waddell & Reed Financial, Inc., Class A	23,350	664,308
		3,551,122

Food & Beverages—1.2%
American Italian Pasta Co., Class A (a)	32,400	880,632

Forest & Paper Products—1.5%
Bemis Co., Inc.	13,500	349,785
Owens-Illinois, Inc. (a)	20,900	771,210
		1,120,995

Gas Utilities—1.9%
AGL Resources, Inc.	38,700	1,364,949

Health Services—0.5%
CareFusion Corp. (a)	18,400	401,120

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard U.S. Small-Mid Cap Equity Portfolio (continued)

Housing—0.7%
Trex Co., Inc. (a)	30,000	$546,000

Insurance—1.2%
RenaissanceRe Holdings, Ltd.	15,800	865,208

Leisure & Entertainment—2.8%
Burger King Holdings, Inc.	54,500	958,655
Lions Gate Entertainment Corp. (a)	106,500	656,040
Texas Roadhouse, Inc. (a)	40,700	432,234
		2,046,929

Manufacturing—7.7%
A123 Systems, Inc.	21,200	451,984
Altra Holdings, Inc. (a)	52,700	589,713
Dover Corp.	23,100	895,356
DXP Enterprises, Inc. (a)	75,700	844,055
Ener1, Inc. (a)	76,700	530,764
FLIR Systems, Inc. (a)	36,100	1,009,717
Kaman Corp.	30,200	663,796
Regal-Beloit Corp.	15,050	687,935
		5,673,320

Medical Products—4.2%
Haemonetics Corp. (a)	16,700	937,204
Hospira, Inc. (a)	30,700	1,369,220
Life Technologies Corp. (a)	17,300	805,315
		3,111,739

Metal & Glass Containers—1.0%
Ball Corp.	14,900	733,080

Metals & Mining—2.0%
AK Steel Holding Corp.	28,000	552,440
Cliffs Natural Resources, Inc.	18,400	595,424
United States Steel Corp.	7,700	341,649
		1,489,513

Pharmaceutical & Biotechnology—3.5%
Medicis Pharmaceutical Corp., Class A	37,500	800,625
United Therapeutics Corp. (a)	15,900	778,941
Warner Chilcott PLC, Class A (a)	44,500	962,090
		2,541,656

Real Estate—3.9%
Digital Realty Trust, Inc. REIT	24,100	1,101,611
Simon Property Group, Inc. REIT	10,682	741,651
The Macerich Co. REIT	20,318	616,245
UDR, Inc. REIT	27,200	428,128
		2,887,635

Retail—7.6%
American Eagle Outfitters, Inc.	62,150	1,047,849
Deckers Outdoor Corp. (a)	9,330	791,650
Family Dollar Stores, Inc.	39,600	1,045,440
Iconix Brand Group, Inc. (a)	54,100	674,627
Liz Claiborne, Inc.	108,300	533,919
The Children’s Place Retail Stores, Inc. (a)	22,000	659,120
The Gymboree Corp. (a)	17,900	866,002
		5,618,607

Semiconductors & Components—1.3%
CPI International, Inc. (a)	51,486	576,128
Itron, Inc. (a)	6,000	384,840
		960,968

Technology—1.7%
LogMeIn, Inc.	18,400	336,904
Solera Holdings, Inc.	29,850	928,634
		1,265,538

Technology Hardware—5.6%
Ingram Micro, Inc., Class A (a)	73,700	1,241,845
Polycom, Inc. (a)	41,950	1,122,163
Seagate Technology	63,200	961,272
Synaptics, Inc. (a)	32,450	817,740
		4,143,020

Telecommunications—0.8%
Starent Networks Corp. (a)	24,000	610,080

Transportation—3.4%
Continental Airlines, Inc., Class B (a)	44,800	736,512
Genesee & Wyoming, Inc., Class A (a)	27,900	845,928

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard U.S. Small-Mid Cap Equity Portfolio (concluded)

UTI Worldwide, Inc.	64,000	$926,720
		2,509,160

Total Common Stocks
(Identified cost $58,114,064)		71,188,779

Description	Principal Amount (000)	Value
Repurchase Agreement—3.8%
State Street Bank and Trust Co., 0.01%, 10/01/09 (Dated 09/30/09, collateralized by $2,820,000 United States Treasury Bill, 0.00%, 03/25/10, with a value of $2,817,462) Proceeds of $2,758,001 (Identified cost $2,758,000)	$2,758	$2,758,000

Total Investments—100.3%
(Identified cost $60,872,064) (b)		$73,946,779

Liabilities in Excess of Cash and
Other Assets—(0.3)%		(195,515)

Net Assets—100.0%		$73,751,264

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks—99.0%
Australia—1.1%
QBE Insurance Group, Ltd.	82,700	$1,755,368

Belgium—1.9%
Anheuser-Busch InBev NV	65,800	3,004,678

Brazil—3.3%
Banco do Brasil SA	148,200	2,612,489
Cia Brasileira de Meios de Pagamento SA	259,300	2,573,095

Total Brazil		5,185,584

Canada—1.4%
Telus Corp.	67,500	2,177,602

China—1.5%
Industrial and Commercial Bank of China, Ltd., Class H	3,218,100	2,420,826

Denmark—1.0%
Novo Nordisk A/S, Class B	24,975	1,563,684

France—10.2%
BNP Paribas SA	46,580	3,721,689
Compagnie de Saint-Gobain	36,400	1,888,276
Danone SA	27,420	1,652,349
Sanofi-Aventis	57,747	4,237,876
Total SA	76,696	4,557,221

Total France		16,057,411

Germany—10.9%
Allianz SE	29,400	3,672,828
Daimler AG	63,200	3,181,900
Deutsche Bank AG	20,800	1,596,303
E.ON AG	51,340	2,177,219
Merck KGaA	12,900	1,282,706
SAP AG	29,000	1,412,307
Siemens AG	40,788	3,776,998

Total Germany		17,100,261

Greece—0.1%
OPAP SA	7,521	193,923

Hong Kong—1.1%
Esprit Holdings, Ltd.	267,500	1,794,827

Ireland—1.5%
CRH PLC	84,269	2,331,269

Italy—1.0%
Atlantia SpA	62,250	1,509,419

Japan—16.7%
Canon, Inc.	105,500	4,266,306
Daito Trust Construction Co., Ltd.	53,200	2,323,222
Fanuc, Ltd.	16,600	1,488,665
Hoya Corp.	98,000	2,314,488
Inpex Corp.	176	1,501,877
Japan Tobacco, Inc.	740	2,539,074
KDDI Corp.	359	2,023,662
Keyence Corp.	7,600	1,623,885
Kurita Water Industries, Ltd.	35,400	1,269,849
Mitsubishi Corp.	69,900	1,414,119
Mitsubishi Estate Co., Ltd.	125,000	1,966,245
Secom Co., Ltd.	48,500	2,442,155
T&D Holdings, Inc.	16,250	439,899
Tokio Marine Holdings, Inc.	23,100	669,080

Total Japan		26,282,526

Mexico—0.9%
Grupo Televisa SA Sponsored ADR	75,100	1,396,109

Netherlands—1.6%
TNT NV	93,465	2,508,397

Norway—0.5%
Aker Solutions ASA	64,500	726,394

Russia—0.9%
OAO LUKOIL Sponsored ADR	26,750	1,449,850

Singapore—1.9%
Singapore Telecommunications, Ltd.	1,278,600	2,949,952

Spain—1.7%
Banco Santander SA	165,162	2,658,586

Sweden—1.1%
Telefonaktiebolaget LM Ericsson, B Shares	175,040	1,757,594

Switzerland—11.1%
Credit Suisse Group AG	72,400	4,017,176
Julius Baer Holding AG	22,400	1,118,595

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio (concluded)

Nestle SA	50,460	$2,150,259
Novartis AG	45,830	2,293,048
Roche Holding AG	17,200	2,780,083
UBS AG (a)	87,700	1,605,393
Zurich Financial Services AG	14,670	3,489,487

Total Switzerland		17,454,041

Turkey—1.4%
Turkcell Iletisim Hizmetleri AS ADR	128,400	2,294,508

United Kingdom—26.2%
BAE Systems PLC	422,300	2,356,748
Barclays PLC (a)	459,300	2,715,914
BG Group PLC	127,300	2,211,443
BP PLC	375,498	3,318,567
British Airways PLC (a)	250,200	881,686
British American Tobacco PLC	50,960	1,598,702
BT Group PLC	918,200	1,907,649
Cairn Energy PLC (a)	25,500	1,135,782
Diageo PLC	1	15
HSBC Holdings PLC	359,650	4,115,390
Informa PLC	238,400	1,200,148
International Power PLC	315,600	1,457,648
Lloyds Banking Group PLC (a)	1,245,100	2,063,483
Prudential PLC	372,100	3,576,953
Qinetiq Group PLC	284,600	640,406
Standard Chartered PLC	97,200	2,395,347
Tesco PLC	330,100	2,108,089
Unilever PLC	113,000	3,210,910
Vodafone Group PLC	1,190,183	2,666,734
WPP PLC	186,600	1,601,415

Total United Kingdom		41,163,029

Total Common Stocks
(Identified cost $151,312,600)		155,735,838

Right—0.1%

France—0.1%

BNP Paribas SA, 10/13/09
(Identified cost $0) (a), (d)	46,580	100,881

Description	Principal Amount (000)	Value

Repurchase Agreement—0.4%
State Street Bank and Trust Co.,
0.01%, 10/01/09
(Dated 09/30/09, collateralized by
$720,000 United States Treasury
Bill, 0.00%, 03/25/10, with a value of
$719,352)
Proceeds of $703,000
(Identified cost $703,000)	$703	$703,000

Total Investments—99.5%
(Identified cost $152,015,600) (b)		$156,539,719

Cash and Other Assets in Excess of Liabilities—0.5%		755,416

Net Assets—100.0%		$157,295,135

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard International Equity Select Portfolio

Common Stocks—99.6%
Australia—1.5%
BHP Billiton, Ltd.	4,432	$147,521

Belgium—2.7%
Anheuser-Busch InBev NV	5,759	262,978

Brazil—2.9%
Cia Brasileira de Meios de Pagamento SA	5,150	51,105
Petroleo Brasileiro SA ADR	2,055	94,324
Redecard SA	9,230	141,972

Total Brazil		287,401

Canada—0.9%
Barrick Gold Corp.	2,420	91,633

Denmark—1.6%
Novo Nordisk A/S, Class B	2,555	159,968

Finland—2.3%
Nokia Corp. Sponsored ADR	6,515	95,249
Sampo Oyj, A Shares	4,985	125,544

Total Finland		220,793

France—11.0%
BNP Paribas SA	2,408	192,396
GDF Suez Sponsored ADR	2,195	97,875
LVMH Moet Hennessy Louis Vuitton SA	1,506	151,467
Sanofi-Aventis	5,300	388,951
Total SA Sponsored ADR	4,125	244,448

Total France		1,075,137

Germany—7.3%
Allianz SE ADR	25,665	320,299
Deutsche Bank AG	1,466	112,509
E.ON AG	2,384	101,100
Merck KGaA	864	85,911
SAP AG	1,930	93,992

Total Germany		713,811

Hong Kong—1.9%
Esprit Holdings, Ltd.	12,500	83,871
Sun Hung Kai Properties, Ltd.	6,745	99,564

Total Hong Kong		183,435

Indonesia—1.7%
PT Telekomunikasi Indonesia Tbk Sponsored ADR	4,580	163,506

Israel—0.5%
Israel Chemicals, Ltd.	4,279	48,965

Italy—1.5%
Eni SpA Sponsored ADR	2,960	147,556

Japan—10.3%
Canon, Inc. Sponsored ADR	7,405	296,126
Fanuc, Ltd.	1,635	146,625
Hoya Corp. Sponsored ADR	7,665	181,201
Keyence Corp.	480	102,561
Mitsubishi Estate Co., Ltd.	7,875	123,873
Sumitomo Mitsui Financial Group, Inc. ADR	45,855	155,448

Total Japan		1,005,834

Mexico—0.5%
Grupo Televisa SA Sponsored ADR	2,475	46,010

Netherlands—1.8%
Heineken NV ADR	7,605	175,752

Russia—1.1%
Mobile TeleSystems Sponsored ADR	1,135	54,786
OAO LUKOIL Sponsored ADR	1,005	54,471

Total Russia		109,257

Singapore—2.5%
Singapore Telecommunications, Ltd. ADR	10,880	249,152

Spain—1.5%
Banco Bilbao Vizcaya Argentaria SA	8,100	143,778

Sweden—0.8%
Telefonaktiebolaget LM Ericsson Sponsored ADR	7,965	79,809

Switzerland—11.6%
Credit Suisse Group AG	4,980	276,320
Nestle SA Sponsored ADR	3,420	146,000
Novartis AG ADR	2,150	108,317
Roche Holding AG	1,233	199,293

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)

Zurich Financial Services AG ADR	17,020	$404,225
Total Switzerland		1,134,155

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	8,832	96,799

Turkey—1.8%
Turkcell Iletisim Hizmetleri AS ADR	10,040	179,415

United Kingdom—30.9%
BAE Systems PLC	29,519	164,738
Barclays PLC (a)	60,954	360,431
BG Group PLC	7,165	124,469
BP PLC Sponsored ADR	4,130	219,840
British American Tobacco PLC Sponsored ADR	3,800	240,350
GlaxoSmithKline PLC Sponsored ADR	3,805	150,335
Imperial Tobacco Group PLC ADR	3,920	231,241
Lloyds Banking Group PLC (a)	165,017	273,480
Prudential PLC	44,661	429,321
Reckitt Benckiser Group PLC	1,969	96,228
Standard Chartered PLC	6,598	162,598
Tesco PLC Sponsored ADR	6,605	126,882
Unilever PLC Sponsored ADR	8,665	248,512
Vodafone Group PLC Sponsored ADR	8,510	191,475

Total United Kingdom		3,019,900

Total Common Stocks
(Identified cost $8,977,554)		9,742,565

Right—0.1%
France—0.1%
BNP Paribas SA, 10/13/09
(Identified cost $0) (a), (d)	2,408	5,215

Short-Term Investment—0.7%
State Street Institutional Treasury Money Market Fund
(Identified cost $73,605)	73,605	73,605

Total Investments—100.4%
(Identified cost $9,051,159) (b)		$9,821,385

Liabilities in Excess of Cash and
Other Assets—(0.4)%		(41,820)

Net Assets—100.0%		$9,779,565

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard International Strategic Equity Portfolio

Common Stocks—95.9%
Australia—1.6%
QBE Insurance Group, Ltd.	245,300	$5,206,671

Belgium—4.3%
Anheuser-Busch InBev NV	182,330	8,325,882
Umicore NV	176,130	5,273,353

Total Belgium		13,599,235

China—4.0%
Ausnutria Dairy Corp., Ltd.	1,477,000	770,009
Hengan International Group Co., Ltd.	787,200	4,773,956
Industrial and Commercial Bank of China, Ltd., Class H	9,437,500	7,099,390

Total China		12,643,355

Denmark—2.0%
Novo Nordisk A/S, Class B	101,300	6,342,389

Egypt—1.4%
Eastern Tobacco	183,720	4,434,390

Finland—3.0%
Sampo Oyj, A Shares	373,780	9,413,364

France—10.0%
BNP Paribas SA	72,130	5,763,104
Cap Gemini SA	90,200	4,724,728
Compagnie de Saint-Gobain	94,200	4,886,693
Sanofi-Aventis	165,100	12,116,186
Thales SA	78,260	3,882,285

Total France		31,372,996

Germany—9.4%
Allianz SE	83,980	10,491,294
Bayerische Motoren Werke AG	127,900	6,166,999
Daimler AG	163,640	8,238,705
SAP AG	95,500	4,650,874

Total Germany		29,547,872

Greece—0.1%
OPAP SA	15,243	393,029

Hong Kong—1.9%
Esprit Holdings, Ltd.	492,900	3,307,179
Huabao International Holdings, Ltd.	2,507,000	2,688,133

Total Hong Kong		5,995,312

India—1.9%
Idea Cellular, Ltd. (a)	3,771,170	5,899,190

Ireland—1.5%
CRH PLC	166,000	4,610,544

Italy—1.4%
Prysmian SpA	238,280	4,470,165

Japan—8.4%
Benesse Corp.	69,400	3,401,771
Canon, Inc.	216,200	8,742,895
Daito Trust Construction Co., Ltd.	90,200	3,938,996
Fanuc, Ltd.	63,200	5,667,688
Secom Co., Ltd.	93,900	4,728,213

Total Japan		26,479,563

Norway—1.9%
Aker Solutions ASA	535,100	6,026,256

Russia—2.6%
Gazprom OAO Sponsored ADR	151,813	3,529,652
Sberbank	2,323,500	4,623,765

Total Russia		8,153,417

South Africa—3.3%
MTN Group, Ltd.	337,640	5,490,246
Naspers, Ltd., N Shares	142,580	4,871,673

Total South Africa		10,361,919

Switzerland—7.6%
Credit Suisse Group AG	114,060	6,328,718
Julius Baer Holding AG	105,732	5,279,968
UBS AG (a)	304,590	5,575,675
Zurich Financial Services AG	28,020	6,664,991

Total Switzerland		23,849,352

United Kingdom—29.6%
Barclays PLC (a)	535,300	3,165,314
BG Group PLC	475,640	8,262,773
British Airways PLC (a)	1,486,920	5,239,792
British American Tobacco PLC	347,928	10,915,096
BT Group PLC	2,163,840	4,495,587
Cairn Energy PLC (a)	88,215	3,929,138
IG Group Holdings PLC	761,750	4,056,349

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)

Informa PLC	1,016,347	$5,116,470
International Power PLC	1,237,480	5,715,496
Lloyds Banking Group PLC (a)	2,674,230	4,431,956
Man Group PLC	1,410,480	7,465,779
Michael Page International PLC	445,579	2,382,695
Premier Foods PLC (a)	5,171,610	3,471,306
Prudential PLC	403,800	3,881,681
Qinetiq Group PLC	1,071,163	2,410,328
Standard Chartered PLC	194,470	4,792,420
Taylor Wimpey PLC (a)	7,307,469	4,918,959
Unilever PLC	297,364	8,449,637

Total United Kingdom		93,100,776

Total Common Stocks
(Identified cost $260,378,505)		301,899,795

Preferred Stock—1.7%

Brazil—1.7%
Banco Bradesco SA
(Identified cost $3,971,355)	261,000	5,193,187

Right—0.0%

France—0.0%
BNP Paribas SA, 10/13/09
(Identified cost $0) (a), (d)	72,130	156,216

Short-Term Investment—2.8%
State Street Institutional Treasury Money Market Fund
(Identified cost $8,786,948)	8,786,948	8,786,948

Total Investments—100.4%
(Identified cost $273,136,808) (b)		$316,036,146

Liabilities in Excess of Cash and
Other Assets—(0.4)%		(1,354,993)

Net Assets—100.0%		$314,681,153

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard International Small Cap Equity Portfolio

Common Stocks—95.6%
Australia—4.3%
ABC Learning Centres, Ltd. (a), (e)	766,737	$0
Cabcharge Australia, Ltd.	106,650	535,353
Fairfax Media, Ltd.	468,894	709,424
James Hardie Industries NV (a)	175,430	1,216,447
Macquarie Infrastructure Group	486,913	633,593
Total Australia		3,094,817

Austria—1.0%
Andritz AG	14,641	730,160

Belgium—3.7%
Arseus NV	78,255	881,761
EVS Broadcast Equipment SA	14,066	1,052,433
Telenet Group Holding NV (a)	27,345	721,875
Total Belgium		2,656,069

Finland—4.0%
KCI Konecranes Oyj	24,292	692,469
Sampo Oyj, A Shares	58,080	1,462,700
Vacon Oyj	19,038	710,411
Total Finland		2,865,580

France—4.2%
Neopost SA	12,967	1,163,752
Sechilienne-Sidec SA	23,082	982,911
Virbac SA	8,881	909,720
Total France		3,056,383

Germany—7.6%
Compugroup Holding AG (a)	148,523	1,677,872
CTS Eventim AG	29,736	1,347,198
Fielmann AG	12,039	874,697
Pfeiffer Vacuum Technology AG	9,433	774,391
Wincor Nixdorf AG	12,313	792,982
Total Germany		5,467,140

Hong Kong—1.2%
Esprit Holdings, Ltd.	129,065	865,979

Ireland—3.8%
DCC PLC	57,329	1,480,029
Irish Life & Permanent PLC	148,364	1,220,945
Total Ireland		2,700,974

Italy—2.2%
Ansaldo STS SpA	41,369	846,916
MARR SpA	78,670	710,301
Total Italy		1,557,217

Japan—26.5%
Amano Corp.	68,900	597,161
Asahi Holdings, Inc.	58,100	985,755
Daito Trust Construction Co., Ltd.	25,100	1,096,107
Don Quijote Co., Ltd.	40,600	963,382
Hisamitsu Pharmaceutical Co., Inc.	13,400	543,374
JAFCO Co., Ltd.	30,600	935,743
JSR Corp.	47,300	969,554
Konami Corp.	51,900	1,058,063
Kurita Water Industries, Ltd.	14,300	512,962
Megane Top Co., Ltd.	62,200	1,177,965
Misumi Group, Inc.	46,500	974,394
Nomura Research Institute, Ltd.	30,100	715,908
Ohara, Inc.	53,300	868,096
Roland DG Corp.	45,900	658,600
Sankyo Co., Ltd.	11,100	694,948
Shinko Plantech Co., Ltd.	86,300	845,070
Suruga Bank, Ltd.	95,300	901,350
Sysmex Corp.	31,800	1,374,522
T. Hasegawa Co., Ltd.	41,600	706,734
Unicharm Petcare Corp.	24,100	896,719
Union Tool Co.	24,900	794,725
USS Co., Ltd.	13,760	820,097
Total Japan		19,091,229

Netherlands—4.5%
ASM International NV (a)	41,790	769,615
Fugro NV	30,304	1,750,088
Koninklijke Vopak NV (a)	10,653	691,531
Total Netherlands		3,211,234

Norway—4.1%
Kongsberg Gruppen ASA	84,960	1,081,103
ODIM ASA	115,150	647,907
Prosafe Production Public, Ltd. (a)	78,199	185,476
TGS Nopec Geophysical Co. ASA (a)	68,720	1,029,116
Total Norway		2,943,602

Singapore—1.7%
Ezra Holdings, Ltd. (a)	926,000	1,235,850

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard International Small Cap Equity Portfolio (concluded)

Spain—1.5%
Indra Sistemas SA	44,321	$1,105,165

Sweden—6.0%
Duni AB	109,040	735,135
Elekta AB, B Shares	68,600	1,328,437
Getinge AB, B Shares	45,110	757,080
Indutrade AB	48,320	940,914
Loomis AB, B Shares	60,010	589,654
Total Sweden		4,351,220

Switzerland—7.6%
Acino Holding AG	5,153	949,747
Bank Sarasin & Cie AG, B Shares (a)	32,037	1,332,428
Burckhardt Compression Holding AG	5,113	838,763
Swissquote Group Holding SA	25,876	1,360,843
Tecan AG	16,130	996,160
Total Switzerland		5,477,941

United Kingdom—11.7%
Abcam PLC	54,040	751,368
Charter International PLC	70,277	770,469
Chemring Group PLC	29,450	1,150,282
Dignity PLC	107,552	999,508
Hampson Industries PLC	532,723	619,373
Healthcare Locums PLC	289,472	1,207,438
IG Group Holdings PLC	218,096	1,161,370
Intertek Group PLC	58,892	1,194,361
Sepura, Ltd.	740,144	564,817
Total United Kingdom		8,418,986

Total Common Stocks
(Identified cost $68,033,710)		68,829,546

Preferred Stock—1.1%

Germany—1.1%
Fuchs Petrolub AG
(Identified cost $717,717)	10,386	759,005

Short-Term Investment—3.1%
State Street Institutional Treasury Money Market Fund
(Identified cost $2,240,891)	2,240,891	2,240,891

Total Investments—99.8%
(Identified cost $70,992,318) (b)		$71,829,442

Cash and Other Assets in Excess of Liabilities—0.2%		175,246
Net Assets—100.0%		$72,004,688

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio

Common Stocks—90.6%
Brazil—14.9%
Banco do Brasil SA	25,232,800	$444,807,148
Cia Brasileira de Meios de Pagamento SA	31,663,900	314,208,265
Companhia de Concessoes Rodoviarias	10,231,500	175,048,975
Companhia Energetica de Minas Gerais SA Sponsored ADR	3,181,704	48,361,901
Natura Cosmeticos SA	5,195,100	93,691,265
Redecard SA	18,119,130	278,700,775
Souza Cruz SA	5,636,265	197,918,292
Total Brazil		1,552,736,621

Canada—0.8%
First Quantum Minerals, Ltd.	1,328,900	86,884,603

China—0.9%
NetEase.com, Inc. Sponsored ADR (a)	2,146,800	98,065,824

Egypt—4.0%
Commercial International Bank	9,974,560	105,093,646
Eastern Tobacco	2,496,577	60,259,074
Egyptian Company for Mobile Services	1,868,175	74,968,077
Orascom Construction Industries	4,235,748	179,376,460
Total Egypt		419,697,257

Hong Kong—0.7%
Huabao International Holdings, Ltd.	3,337,958	3,579,129
Shougang Concord International Enterprises Co., Ltd.	371,061,900	64,157,386
Total Hong Kong		67,736,515

India—3.7%
Infosys Technologies, Ltd. Sponsored ADR	2,177,708	105,597,061
Jindal Steel & Power, Ltd.	7,886,335	96,232,796
Punjab National Bank, Ltd.	10,940,124	181,402,970
Total India		383,232,827

Indonesia—4.5%
PT Bank Mandiri Tbk	267,070,850	129,874,081
PT Tambang Batubara Bukit Asam Tbk	33,906,500	49,465,251
PT Telekomunikasi Indonesia Tbk Sponsored ADR	5,355,801	191,202,096
PT United Tractors Tbk	58,284,451	94,075,265
Total Indonesia		464,616,693

Israel—2.8%
Cellcom Israel, Ltd.	1,104,630	33,613,891
Delek Automotive Systems, Ltd.	6,281,364	74,212,318
Israel Chemicals, Ltd.	15,947,823	182,490,687
Total Israel		290,316,896

Malaysia—0.8%
British American Tobacco Malaysia Berhad	4,615,200	58,726,786
PLUS Expressways Berhad	20,507,200	19,730,996
Total Malaysia		78,457,782

Mexico—7.1%
America Movil SAB de CV ADR, Series L	4,725,600	207,123,048
Desarrolladora Homex SA de CV ADR (a)	2,723,658	102,899,799
Fomento Economico Mexicano SAB de CV Sponsored ADR	3,356,376	127,710,107
Grupo Mexico SAB de CV, Series B	20,084,693	37,023,573
Grupo Televisa SA Sponsored ADR	11,187,700	207,979,343
Kimberly-Clark de Mexico SAB de CV, Series A	14,209,565	58,967,010
Total Mexico		741,702,880

Pakistan—0.7%
Pakistan Petroleum, Ltd.	33,023,493	75,053,393

Philippines—2.4%
Philippine Long Distance Telephone Co. Sponsored ADR	4,879,697	250,816,426

Russia—8.9%
Mobile TeleSystems Sponsored ADR	6,655,752	321,273,149
OAO LUKOIL Sponsored ADR	5,408,900	293,162,380
Oriflame Cosmetics SA SDR	1,852,021	94,841,243
TNK-BP Holding	71,741,722	115,504,172
Uralkali Sponsored GDR (a)	5,198,885	98,206,938
Total Russia		922,987,882

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio (concluded)

South Africa—15.3%
Kumba Iron Ore, Ltd.	5,275,298	$174,157,868
Massmart Holdings, Ltd.	9,613,396	112,770,561
Murray & Roberts Holdings, Ltd.	26,142,676	206,545,237
Nedbank Group, Ltd.	15,077,418	239,849,767
Pretoria Portland Cement Co., Ltd.	27,199,933	122,747,301
Sanlam, Ltd.	94,255,608	257,345,916
Shoprite Holdings, Ltd.	533,396	4,402,363
Standard Bank Group, Ltd.	14,545,344	188,109,714
Tiger Brands, Ltd.	7,212,579	144,501,217
Truworths International, Ltd.	26,269,432	148,622,319
Total South Africa		1,599,052,263

South Korea—9.6%
Amorepacific Corp.	82,901	59,383,360
Hite Brewery Co., Ltd.	612,590	87,345,742
KT&G Corp.	2,052,510	124,378,709
NHN Corp. (a)	1,481,876	218,209,621
S1 Corp.	365,699	16,077,410
Samsung Electronics Co., Ltd.	118,006	81,625,198
Shinhan Financial Group Co., Ltd. (a)	6,119,907	244,121,052
Woongjin Coway Co., Ltd.	5,383,652	172,943,966
Total South Korea		1,004,085,058

Taiwan—4.9%
Advanced Semiconductor Engineering, Inc.	94,814,361	78,009,203
Hon Hai Precision Industry Co., Ltd.	38,783,711	155,627,060
HTC Corp.	10,887,350	119,548,169
Taiwan Semiconductor Manufacturing Co., Ltd.	80,492,283	161,495,342
Total Taiwan		514,679,774

Thailand—1.6%
Banpu Public Co., Ltd.	6,357,100	81,437,857
Kasikornbank Public Co., Ltd.	30,689,800	80,835,151
Total Thailand		162,273,008

Turkey—7.0%
Akbank TAS	30,851,095	178,786,669
Koc Holding AS (a)	28,014,836	73,623,895
Turkcell Iletisim Hizmetleri AS	24,852,375	177,516,965
Turkiye Is Bankasi AS, C Shares	77,854,392	304,282,664
Total Turkey		734,210,193

Total Common Stocks
(Identified cost $7,927,856,818)		9,446,605,895

Preferred Stocks—3.2%

Brazil—3.2%
AES Tiete SA	3,956,102	44,616,684
Eletropaulo Metropolitana SA, B Shares	3,277,800	67,069,457
Fertilizantes Fosfatados SA (a)	3,140,700	32,442,318
Suzano Papel e Celulose SA	3,258,205	34,391,755
Usinas Siderurgicas de Minas Gerais SA, A Shares	5,840,500	153,990,605
Total Brazil		332,510,819

Total Preferred Stocks
(Identified cost $265,250,153)		332,510,819

Description	Principal Amount (000)	Value
Repurchase Agreement—1.3%
State Street Bank and Trust Co.,
0.01%, 10/01/09
(Dated 09/30/09, collateralized by $138,390,000 United States Treasury Bill, 0.00%, 03/25/10, with a value of $138,265,449)
Proceeds of $135,553,038
(Identified cost $135,553,000)	$135,553	135,553,000

Description	Shares	Value
Short-Term Investment—4.9%
State Street Institutional Treasury Money Market Fund
(Identified cost $513,953,431)	513,953,431	513,953,431

Total Investments—100.0%
(Identified cost $8,842,613,402) (b)		$10,428,623,145

Liabilities in Excess of Cash and
Other Assets—0.0%		(3,538,961)
Net Assets—100.0%		$10,425,084,184

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard Developing Markets Equity Portfolio

Common Stocks—92.6%
Brazil—17.6%
Banco Bradesco SA Sponsored ADR	40,911	$813,720
Cia Brasileira de Meios de Pagamento SA	31,000	307,620
Cyrela Brazil Realty SA	45,750	595,246
GVT Holding SA (a)	16,110	368,740
Itau Unibanco Holding SA ADR	37,531	756,250
Lojas Renner SA	42,690	748,448
MRV Engenharia e Participacoes SA	56,100	1,076,654
Net Servicos de Comunicacao SA ADR	41,640	479,693
Petroleo Brasileiro SA Sponsored ADR	18,200	715,442
Ultrapar Participacoes SA Sponsored ADR	17,639	708,559
Votorantim Celulose e Papel SA Sponsored ADR (a)	37,174	610,025

Total Brazil		7,180,397

Chile—0.9%
Lan Airlines SA Sponsored ADR	28,002	369,066

China—9.5%
China Construction Bank Corp.	807,100	645,676
China Merchants Bank Co., Ltd., Class H	343,510	765,911
China Mobile, Ltd. Sponsored ADR	11,797	579,351
China National Materials Co., Ltd.	551,000	471,369
China Petroleum & Chemical Corp. ADR	7,940	676,091
Golden Eagle Retail Group, Ltd.	436,000	730,225

Total China		3,868,623

Columbia—1.6%
Bancolombia SA Sponsored ADR	14,895	639,442

Egypt—1.9%
Commercial International Bank Sponsored GDR	76,803	788,767

Hong Kong—4.1%
AAC Acoustic Technologies Holdings, Inc.	748,200	819,636
China State Construction International Holdings, Ltd.	2,181,360	852,836

Total Hong Kong		1,672,472

Hungary—0.7%
MOL Hungarian Oil and Gas Nyrt. (a)	3,465	289,340

India—1.6%
HDFC Bank, Ltd. ADR	5,400	639,198

Indonesia—3.2%
PT Bank Rakyat Indonesia	787,900	611,407
PT Perusahaan Gas Negara	1,827,200	690,045

Total Indonesia		1,301,452

Kazakhstan—1.5%
KazMunaiGas Exploration Production GDR	24,104	539,448
Zhaikmunai LP GDR (a)	14,757	72,309

Total Kazakhstan		611,757

Luxembourg—1.0%
Millicom International Cellular SA (a)	5,753	418,473

Mexico—3.7%
Corporacion GEO SAB de CV, Series B (a)	320,106	870,408
Grupo Financiero Banorte SAB de CV	192,182	643,027

Total Mexico		1,513,435

Pakistan—1.2%
Oil & Gas Development Co., Ltd.	365,280	470,041

Peru—1.5%
Credicorp, Ltd.	7,915	615,470

Philippines—1.5%
SM Investments Corp.	90,890	623,454

Qatar—1.4%
Qatar Electricity & Water Co.	21,060	584,132

Russia—11.1%
Eurasia Drilling Co., Ltd. GDR (f)	36,869	482,984
Gazprom OAO Sponsored ADR	33,900	788,175
OAO TMK GDR	53,919	842,215
Rosneft Oil Co. GDR	124,374	935,292
Sberbank	392,720	781,513

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value
Lazard Developing Markets Equity Portfolio (concluded)

Uralkali Sponsored GDR (a)	22,089	$417,261
X5 Retail Group NV GDR (a)	12,150	295,245
Total Russia		4,542,685

South Africa—7.2%
Exxaro Resources, Ltd. Sponsored ADR	31,700	377,547
Gold Fields, Ltd. Sponsored ADR	26,409	363,916
MTN Group, Ltd.	43,867	713,306
Murray & Roberts Holdings, Ltd.	87,128	688,371
Standard Bank Group, Ltd.	60,308	779,942
Total South Africa		2,923,082

South Korea—4.3%
Hyundai Development Co.	8,480	308,036
LG Dacom Corp.	47,870	812,561
Samsung Engineering Co., Ltd.	7,320	646,111
Total South Korea		1,766,708

Taiwan—7.6%
Global Unichip Corp.	77,470	366,288
Hon Hai Precision Industry Co., Ltd. GDR	71,503	586,325
Hung Poo Real Estate Development Corp.	321,000	516,228
Tripod Technology Corp.	221,000	566,455
Wistron Corp. GDR	21,534	400,554
Yuanta Financial Holding Co., Ltd.	870,000	644,084
Total Taiwan		3,079,934

Thailand—0.7%
PTT Exploration & Production Public Co., Ltd.	68,100	289,440

Turkey—5.1%
BIM Birlesik Magazalar AS	18,260	744,427
Tofas Turk Otomobil Fabrikasi AS	257,551	725,447
Turkiye Garanti Bankasi AS ADR	158,910	599,726
Total Turkey		2,069,600

United Kingdom—2.2%
Cairn Energy PLC (a)	20,050	893,037

United States—1.5%
NII Holdings, Inc. (a)	21,002	629,640

Total Common Stocks (Identified cost $31,381,245)		37,779,645

Preferred Stock—1.3%

Brazil—1.3%
Gerdau SA Sponsored ADR (Identified cost $394,204)	38,320	515,021

Short-Term Investment—13.8%
State Street Institutional Treasury Money Market Fund (Identified cost $5,636,945)	5,636,945	5,636,945

Total Investments—107.7% (Identified cost $37,412,394) (b)		$43,931,611

Liabilities in Excess of Cash and Other Assets—(7.7)%		(3,147,005)

Net Assets—100.0%		$40,784,606

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Principal Amount (000)	Value
Lazard U.S. High Yield Portfolio

Corporate Bonds—98.7%
Aerospace & Defense—1.3%
BE Aerospace, Inc., 8.50%, 07/01/18	$525	$538,125
Bombardier, Inc., 8.00%, 11/15/14 (f)	550	563,750
		1,101,875
Apparel & Textiles—0.7%
Levi Strauss & Co., 9.75%, 01/15/15	550	572,000

Automotive—2.6%
ArvinMeritor, Inc., 8.125%, 09/15/15	215	187,050
Ford Motor Credit Co., 7.00%, 10/01/13	1,250	1,173,267
GMAC LLC, 6.75%, 12/01/14 (f)	165	140,250
The Goodyear Tire & Rubber Co., 10.50%, 05/15/16	550	596,750
		2,097,317
Building Materials—4.4%
General Cable Corp., 7.125%, 04/01/17	439	430,220
Legrand SA, 8.50%, 02/15/25	925	865,016
Masco Corp., 6.125%, 10/03/16	900	853,100
Owens Corning, Inc., 9.00%, 06/15/19	725	778,656
USG Corp., 9.50%, 01/15/18	675	651,375
		3,578,367
Cable Television—5.2%
Cablevision Systems Corp., 8.00%, 04/15/12	725	755,812
EchoStar DBS Corp., 6.625%, 10/01/14	810	787,725
Kabel Deutschland GmbH, 10.625%, 07/01/14	350	368,375
Mediacom Broadband LLC, 8.50%, 10/15/15	875	883,750
Videotron Ltee, 6.875%, 01/15/14	525	519,750
Virgin Media Finance PLC, 9.125%, 08/15/16	900	924,750
		4,240,162
Chemicals—2.5%
Momentive Performance Materials, Inc., 9.75%, 12/01/14	275	213,125
Mosaic Global Holdings, Inc., 7.30%, 01/15/28	775	775,108
Nalco Co., 7.75%, 11/15/11	150	150,000
NOVA Chemicals Corp., 6.50%, 01/15/12	262	256,105
Terra Capital, Inc., 7.00%, 02/01/17	600	625,500
		2,019,838
Computer Services—0.6%
SunGard Data Systems, Inc., 10.25%, 08/15/15	524	534,480

Diversified—2.6%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 04/15/14	550	649,896
Leucadia National Corp., 7.00%, 08/15/13	950	960,687
SPX Corp., 7.625%, 12/15/14	535	539,013
		2,149,596
Drugs—0.6%
Elan Finance PLC, 7.75%, 11/15/11	500	509,375

Electric Generation—3.2%
AES Corp., 7.75%, 03/01/14	900	906,750
Edison Mission Energy, 7.50%, 06/15/13	675	632,812
NRG Energy, Inc., 7.375%, 01/15/17	600	580,500

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Principal Amount (000)	Value
Lazard U.S. High Yield Portfolio (continued)

RRI Energy, Inc., 6.75%, 12/15/14	$525	$539,438
		2,659,500
Electric-Integrated—0.3%
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15	350	252,000

Electronics—0.4%
Freescale Semiconductor, Inc., 8.875%, 12/15/14	225	172,125
NXP BV, 7.875%, 10/15/14	250	196,250
		368,375
Energy Exploration & Production—5.0%
Chesapeake Energy Corp., 6.375%, 06/15/15	800	743,000
Compagnie Generale de Geophysique, 7.50%, 05/15/15	750	746,250
Mariner Energy, Inc., 11.75%, 06/30/16	500	538,750
OPTI Canada, Inc., 8.25%, 12/15/14	325	251,875
PetroHawk Energy Corp., 9.125%, 07/15/13	900	924,750
Plains Exploration & Production Co., 7.75%, 06/15/15	950	942,875
		4,147,500
Energy Services—1.8%
Pride International, Inc., 7.375%, 07/15/14	525	538,125
Tesoro Corp., 6.50%, 06/01/17	1,050	950,250
		1,488,375
Environmental—1.1%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	775	888,781

Financial Services—0.0%
Finance One PLC, 0.00%, 01/03/10 (a), (e), (g)	20,000	0
Morgan Guarantee Trust, 0.00%, 01/03/10 (a), (e), (g)	10,569	0
		0
Food & Beverages—3.1%
Constellation Brands, Inc., 7.25%, 05/15/17	700	696,500
Dean Foods Co., 7.00%, 06/01/16	800	762,000
NBTY, Inc., 7.125%, 10/01/15	475	460,750
Wendy’s/Arby’s Restaurants LLC, 10.00%, 07/15/16 (f)	600	637,500
		2,556,750

Forest & Paper Products—1.8%
Georgia-Pacific Corp.:
8.125%, 05/15/11	300	311,250
9.50%, 12/01/11	500	532,500
Smurfit Capital Funding PLC, 7.50%, 11/20/25	750	611,250
		1,455,000
Gaming—7.0%
Ameristar Casinos, Inc., 9.25%, 06/01/14 (f)	700	726,250
Mandalay Resorts Group, 9.375%, 02/15/10	835	830,825
Mohegan Tribal Gaming Authority, 7.125%, 08/15/14	300	213,000
Peninsula Gaming LLC:
8.375%, 08/15/15 (f)	625	625,000
10.75%, 08/15/17 (f)	225	226,125
Penn National Gaming, Inc., 8.75%, 08/15/19 (f)	825	827,062
Pinnacle Entertainment, Inc., 8.625%, 08/01/17 (f)	800	804,000
Scientific Games Corp., 7.875%, 06/15/16 (f)	525	518,438
Wynn Las Vegas LLC, 6.625%, 12/01/14	1,010	974,650
		5,745,350

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Principal Amount (000)	Value
Lazard U.S. High Yield Portfolio (continued)

Gas Distribution—5.3%
Copano Energy LLC, 7.75%, 06/01/18	$700	$665,000
El Paso Corp., 7.00%, 06/15/17	650	637,000
Ferrellgas Partners LP, 8.75%, 06/15/12	684	690,840
Inergy LP, 8.75%, 03/01/15 (f)	525	539,438
Kinder Morgan, Inc., 6.50%, 09/01/12	675	693,562
MarkWest Energy Partners LP, 8.50%, 07/15/16	500	495,000
The Williams Cos., Inc., 8.75%, 03/15/32	550	630,720
		4,351,560
Health Services—9.5%
Apria Healthcare Group, Inc., 11.25%, 11/01/14 (f)	550	591,250
Biomet, Inc., 10.00%, 10/15/17	425	452,625
Community Health Systems, Inc., 8.875%, 07/15/15	600	615,000
DaVita, Inc., 6.625%, 03/15/13	575	569,250
Fresenius US Finance II, Inc., 9.00%, 07/15/15 (f)	525	572,250
HCA, Inc., 9.25%, 11/15/16	925	956,219
Health Management Associates, Inc., 6.125%, 04/15/16	1,000	930,000
HealthSouth Corp., 10.75%, 06/15/16	515	558,775
Senior Housing Properties Trust, 7.875%, 04/15/15	179	170,050
Service Corp. International, 6.75%, 04/01/16	750	735,000
Tenet Healthcare Corp., 7.375%, 02/01/13	500	495,000
The Cooper Cos., Inc., 7.125%, 02/15/15	525	509,250
Ventas Realty LP, 6.50%, 06/01/16	650	630,500
		7,785,169
Hotels—2.8%
Felcor Lodging LP, 9.00%, 06/01/11	575	577,156
Host Hotels & Resorts, Inc., 7.125%, 11/01/13	850	839,375
Wyndham Worldwide Corp., 6.00%, 12/01/16	1,000	900,321
		2,316,852
Leisure & Entertainment—2.5%
AMC Entertainment, Inc., 8.00%, 03/01/14	497	479,605
Royal Caribbean Cruises, Ltd.:
7.25%, 06/15/16	300	277,500
8.00%, 05/15/10	400	407,000
Speedway Motorsports, Inc., 6.75%, 06/01/13	875	864,062
		2,028,167
Machinery—1.7%
Case New Holland, Inc.:
7.125%, 03/01/14	650	637,000
7.75%, 09/01/13 (f)	200	199,000
Terex Corp., 10.875%, 06/01/16	550	599,500
		1,435,500
Media—3.5%
CBS Corp., 8.875%, 05/15/19	700	772,055
Interpublic Group of Cos., Inc., 6.25%, 11/15/14	600	567,750
ION Media Networks, Inc., 11.00%, 07/31/13 (a), (g)	25	2
Lamar Media Corp., 7.25%, 01/01/13	600	590,250
WMG Acquisition Corp., 9.50%, 06/15/16 (f)	875	923,125
		2,853,182

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Principal Amount (000)	Value
Lazard U.S. High Yield Portfolio (continued)

Metals & Mining—4.0%
Alcoa, Inc., 5.72%, 02/23/19	$650	$588,424
Arch Western Finance LLC, 6.75%, 07/01/13	775	762,406
Century Aluminum Co., 7.50%, 08/15/14	200	169,500
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/15	650	691,438
8.375%, 04/01/17	100	106,375
Massey Energy Co., 6.875%, 12/15/13	1,000	965,000
		3,283,143
Packaging—0.8%
Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13	675	690,188

Printing & Publishing—0.6%
Deluxe Corp., 7.375%, 06/01/15	525	503,344

Real Estate—1.5%
AMR Real Estate Partners LP:
7.125%, 02/15/13	500	481,250
8.125%, 06/01/12	350	346,938
Forest City Enterprises, Inc., 7.625%, 06/01/15	475	384,750
		1,212,938
Retail—3.6%
AutoNation, Inc., 7.00%, 04/15/14	650	651,625
Ingles Markets, Inc., 8.875%, 05/15/17	925	948,125
Saks, Inc., 9.875%, 10/01/11	585	585,000
Stater Brothers Holdings, Inc., 8.125%, 06/15/12	775	778,875
		2,963,625
Steel-Producers—2.0%
AK Steel Corp., 7.75%, 06/15/12	625	627,344
Steel Dynamics, Inc., 7.375%, 11/01/12	540	545,400
United States Steel Corp., 6.05%, 06/01/17	475	443,646
		1,616,390
Support Services—4.5%
ARAMARK Corp., 8.50%, 02/01/15	600	605,250
Avis Budget Car Rental LLC:
7.625%, 05/15/14	640	576,000
7.75%, 05/15/16	110	95,700
Corrections Corp. of America, 6.25%, 03/15/13	675	664,875
Expedia, Inc., 8.50%, 07/01/16 (f)	375	395,625
Hertz Corp., 8.875%, 01/01/14	650	656,500
Ticketmaster Entertainment, Inc., 10.75%, 08/01/16	350	358,750
West Corp., 11.00%, 10/15/16	350	347,375
		3,700,075
Telecommunications—10.4%
Citizens Communications Co., 6.25%, 01/15/13	1,000	980,000
Cricket Communications, Inc., 7.75%, 05/15/16 (f)	750	761,250
Crown Castle International Corp., 9.00%, 01/15/15	575	602,312
Intelsat Bermuda, Ltd., 11.25%, 06/15/16	350	374,500
Intelsat Corp., 9.25%, 08/15/14	375	384,375
Level 3 Financing, Inc., 9.25%, 11/01/14	650	572,813
Qwest Corp., 7.875%, 09/01/11	800	825,000
Rogers Wireless Communications, Inc., 9.625%, 05/01/11	1,000	1,112,440

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Principal Amount (000)	Value
Lazard U.S. High Yield Portfolio (concluded)

Sprint Capital Corp., 6.90%, 05/01/19	$1,225	$1,096,375
Wind Acquisition Finance SA, 11.75%, 07/15/17 (f)	800	902,000
Windstream Corp., 8.625%, 08/01/16	900	920,250
		8,531,315
Transportation—1.8%
Kansas City Southern Railway Co., 13.00%, 12/15/13	500	575,000
Stena AB, 7.50%, 11/01/13	975	904,312
		1,479,312
Total Corporate Bonds (Identified cost $79,201,833)		81,115,401

Description	Shares	Value
Preferred Stock—0.0%

Media—0.0%
ION Media Networks, Inc., 12.00%, 08/31/13 (Identified cost $1,551)	1	256

Warrant—0.0%

Cable Television—0.0%
Ono Finance PLC, 03/16/11 (Identified cost $64,841) (a), (d), (f)	470	5

Short-Term Investment—0.0%
State Street Institutional Treasury Money Market Fund (Identified cost $5,079)	5,079	5,079

Total Investments—98.7%
(Identified cost $79,273,304) (b)		$81,120,741

Cash and Other Assets in Excess of Liabilities—1.3%		1,039,060
Net Assets—100.0%		$82,159,801

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value

Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds—91.6%
ETFS Natural Gas (a)	6,800,000	$4,183,360
First Trust ISE-Revere Natural
Gas Index Fund (h)	296,000	4,931,360
iShares Barclays 20+ Year
Treasury Bond Fund	224,800	22,178,768
iShares Barclays MBS Bond Fund	159,900	17,075,721
iShares DJ STOXX 600
Automobiles & Parts (DE)	17,000	569,931
iShares Dow Jones US Broker-
Dealers Index Fund	153,300	4,516,218
iShares iBoxx $ Investment Grade
Corporate Bond Fund	121,500	12,961,620
iShares MSCI All Country Asia ex-
Japan Index Fund	124,400	6,595,688
iShares MSCI Brazil Index Fund	58,700	3,972,229
iShares S&P Global Consumer
Discretionary Sector Index Fund	236,400	9,893,340
iShares S&P Global Consumer
Staples Index Fund	176,300	9,442,628
iShares S&P Global Materials
Index Fund	133,300	7,438,140
Lyxor DJ STOXX 600 Automobiles
& Parts ETF	32,500	1,108,703
Market Vectors Agribusiness ETF	258,700	9,996,168
Market Vectors Global Alternative
Energy ETF	239,000	6,108,840
Next Funds Topix 17-Automobiles
& Transportation Equipment ETF	7,500	974,210
PowerShares Dynamic Oil & Gas
Services Portfolio	432,600	7,328,244
PowerShares Global Listed
Private Equity Portfolio	461,000	4,324,180
PowerShares Global Nuclear
Energy Portfolio	412,500	8,006,625
PowerShares Water Resources
Portfolio	630,000	10,527,300
Rydex S&P Equal Weight ETF	354,000	13,204,200
SPDR Barclays Capital Aggregate
Bond ETF	210,000	11,795,700
SPDR Gold Trust (a)	113,300	11,199,705
Vanguard Information Technology
Index ETF	247,500	12,350,250

Total Exchange-Traded Funds
(Identified cost $185,860,958)		200,683,128

Closed-End Management Investment
Companies—2.7%
MFS Intermediate Income Trust	160,000	1,097,600
MFS Multimarket Income Trust	746,500	4,725,345

Total Closed-End
Management Investment
Companies
(Identified cost $5,411,801)		5,822,945

Short-Term Investment—5.3%
State Street Institutional Treasury
Money Market Fund
(Identified cost $11,670,806)	11,670,806	11,670,806

Total Investments—99.6%
(Identified cost $202,943,565) (b)		$218,176,879

Cash and Other Assets in Excess
of Liabilities—0.4%		965,889

Net Assets—100.0%		$219,142,768

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)
Forward Currency Contracts open at September 30, 2009:

Forward Currency Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Forward Currency Purchase Contracts
EUR	10/05/09	757,648	$1,107,939	$1,108,703	$764
EUR	10/29/09	2,900,000	4,122,669	4,242,190	119,521

Total Forward Currency Purchase Contracts			5,230,608	5,350,893	120,285

Forward Currency Sale Contract
GBP	10/29/09	2,535,789	4,165,490	4,057,283	108,207

Gross unrealized appreciation on Forward Currency Purchase and Sale Contracts					$228,492

Written Options Contracts open at September 30, 2009:

Description		Number of Contracts	Strike Price	Expiration Date	Value

Call - Market Vectors Global Alternative Energy ETF		1,000	$25	01/16/10	$200,000
Put - Market Vectors Global Alternative Energy ETF		1,000	20	01/16/10	20,000

Total Written Options Contracts					$220,000

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
U.S. Equity Value	$8,050,682	$905,474	$672,774	$232,700
U.S. Strategic Equity	65,473,037	8,354,194	1,917,761	6,436,433
U.S. Mid Cap Equity	182,246,516	28,523,096	6,230,618	22,292,478
U.S. Small-Mid Cap
Equity	60,872,064	13,878,078	803,363	13,074,715
International Equity	152,015,600	16,825,507	12,301,388	4,524,119
International
Equity Select	9,051,159	1,333,877	563,651	770,226
International
Strategic Equity	273,136,808	50,708,998	7,809,660	42,899,338
International
Small Cap Equity	70,992,318	9,608,339	8,771,215	837,124
Emerging Markets
Equity	8,842,613,402	1,627,707,466	41,697,723	1,586,009,743
Developing Markets
Equity	37,412,394	6,609,307	90,090	6,519,217
U.S. High Yield	79,273,304	3,989,869	2,142,432	1,847,437
Capital Allocator
Opportunistic
Strategies	202,943,565	18,876,374	3,643,060	15,233,314

(c)	Received from in-kind subscription;security valued at zero.

(d)	Date shown is the expiration date.

(e)	Bankrupt issuer;security valued at zero;principal amount denominated in respective country’s currency.

(f)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2009, these securities amounted to 1.2% and 12.1% of net assets of Lazard Developing Markets Equity Portfolio and Lazard U.S. High Yield Portfolio, respectively, and are considered to be liquid.

(g)	Issue in default.

(h)	Segregated security for forward currency contracts.

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
EUR — Euro
GBP — British Pound Sterling
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Developing Markets Equity Portfolio
Agriculture	-%	0.5%	-%	-%	3.0%	1.0%
Alcohol & Tobacco	4.5	9.3	7.5	-	5.1	-
Automotive	2.0	-	4.6	-	0.7	1.8
Banking	16.7	14.4	11.8	3.1	17.7	22.3
Building Materials	-	-	-	-	1.2	-
Cable Television	-	-	1.5	-	-	1.2
Chemicals	-	-	-	3.5	-	-
Commercial Services	3.5	-	2.3	13.9	0.9	-
Computer Software	0.9	0.9	1.5	-	3.0	-
Construction & Engineering	0.5	-	1.9	2.3	3.7	6.1
Consumer Products	-	1.0	2.4	2.4	4.1	-
Drugs	7.7	11.2	5.9	3.1	-	-
Electric	2.3	1.0	1.8	-	1.5	1.4
Energy	-	-	-	1.4	-	-
Energy Exploration & Production	1.7	-	1.3	-	0.7	5.6
Energy Integrated	7.3	9.1	3.7	1.1	5.2	10.1
Energy Services	-	-	-	4.1	-	3.2
Financial Services	4.7	4.8	8.5	4.6	10.5	2.3
Food & Beverages	4.5	4.0	4.0	2.2	2.6	-
Forest & Paper Products	-	-	-	1.0	0.9	1.5
Gas Utilities	-	1.0	-	-	-	1.7
Health Services	-	-	-	3.7	-	-
Housing	4.2	-	5.8	3.2	1.0	-
Insurance	8.6	13.1	11.3	2.0	-	-
Leisure & Entertainment	1.8	0.5	2.8	1.0	2.0	-
Manufacturing	7.1	4.2	5.2	18.4	1.5	1.2
Medical Products	-	-	-	7.4	-	-
Metals & Mining	-	2.4	1.7	-	5.3	3.1
Real Estate	1.3	2.3	-	-	-	7.5
Retail	2.5	3.7	1.1	5.4	2.5	7.7
Semiconductors & Components	4.2	5.9	2.8	1.0	3.1	4.3
Technology	-	-	1.5	3.6	1.0	-
Technology Hardware	1.1	1.8	-	2.8	2.6	2.4
Telecommunications	8.9	8.6	5.0	1.0	12.1	8.6
Transportation	3.1	-	1.7	4.5	1.9	0.9
Subtotal	99.1	99.7	97.6	96.7	93.8	93.9
Repurchase Agreements	0.4	-	-	-	1.3	-
Short-Term Investments	-	0.7	2.8	3.1	4.9	13.8
Total Investments	99.5%	100.4%	100.4%	99.8%	100.0%	107.7%

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m. Eastern time). Forward currency contracts are valued at the current cost of offsetting the contracts.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors (the “Board”).

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different than the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Fair Value Measurements:

The Fund adopted provisions surrounding Fair Value Measurements and Disclosures, effective January 1, 2008. Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. Fair Value Measurements and Disclosures also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodolgy used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2009:

Description	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2009

U.S. Equity Value Portfolio
Common Stocks	$8,204,442	$-	$-	$8,204,442
Short-Term Investment	-	78,940	-	78,940

Total	$8,204,442	$78,940	$-	$8,283,382

U.S. Strategic Equity Portfolio
Common Stocks	$71,175,406	$-	$-	$71,175,406
Short-Term Investment	-	734,064	-	734,064

Total	$71,175,406	$734,064	$-	$71,909,470

U.S. Mid Cap Equity Portfolio
Common Stocks	$200,427,743	$-	$-	$200,427,743
Short-Term Investment	-	4,111,251	-	4,111,251

Total	$200,427,743	$4,111,251	$-	$204,538,994

U.S. Small-Mid Cap Equity Portfolio
Common Stocks*	$71,188,779	$-	$-	$71,188,779
Repurchase Agreement	-	2,758,000	-	2,758,000

Total	$71,188,779	$2,758,000	$-	$73,946,779

International Equity Portfolio
Common Stocks	$155,735,838	$-	$-	$155,735,838
Right	100,881	-	-	100,881
Repurchase Agreement	-	703,000	-	703,000

Total	$155,836,719	$703,000	$-	$156,539,719

International Equity Select Portfolio
Common Stocks	$9,742,565	$-	$-	$9,742,565
Right	5,215	-	-	5,215
Short-Term Investment	-	73,605	-	73,605

Total	$9,747,780	$73,605	$-	$9,821,385

International Strategic Equity Portfolio
Common Stocks	$301,899,795	$-	$-	$301,899,795
Preferred Stock	5,193,187	-	-	5,193,187
Right	156,216	-	-	156,216
Short-Term Investment	-	8,786,948	-	8,786,948

Total	$307,249,198	$8,786,948	$-	$316,036,146

International Small Cap Equity Portfolio
Common Stocks**	$68,829,546	$-	$-	$68,829,546
Preferred Stock	759,005	-	-	759,005
Short-Term Investment	-	2,240,891	-	2,240,891

Total	$69,588,551	$2,240,891	$-	$71,829,442

Emerging Markets Equity Portfolio
Common Stocks	$9,446,605,895	$-	$-	$9,446,605,895
Preferred Stocks	332,510,819	-	-	332,510,819
Repurchase Agreement	-	135,553,000	-	135,553,000
Short-Term Investment	-	513,953,431	-	513,953,431

Total	$9,779,116,714	$649,506,431	$-	$10,428,623,145

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2009

Developing Markets Equity Portfolio
Common Stocks
Taiwan	$2,679,380	$400,554	$-	$3,079,934
Turkey	1,469,874	599,726	-	2,069,600
Other	32,630,111	-	-	32,630,111
Preferred Stock	515,021	-	-	515,021
Short-Term Investment	-	5,636,945	-	5,636,945

Total	$37,294,386	$6,637,225	$-	$43,931,611

U.S. High Yield Portfolio
Corporate Bonds†	$-	$81,115,401	$-	$81,115,401
Preferred Stock	-	-	256	256
Warrant	-	-	5	5
Short-Term Investment	-	5,079	-	5,079

Total	$-	$81,120,480	$261	$81,120,741

Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Funds	$200,683,128	$-	$-	$200,683,128
Closed-End Management Investment Companies	5,822,945	-	-	5,822,945
Other Financial Instruments††
Forward Currency Contracts	-	228,492	-	228,492
Written Options Contracts	85,992	-	-	85,992
Short-Term Investment	-	11,670,806	-	11,670,806

Total	$206,592,065	$11,899,298	$-	$218,491,363

*	There was one security characterized as Level 3 which was valued at zero from January 1, 2009 to September 30, 2009. The security was received from in-kind subscriptions with a value of zero.

**	There was one security characterized as Level 3 which was valued at zero from January 27, 2009 to September 30, 2009.

†	There were two securities characterized as Level 3 which were valued at zero from January 1, 2009 to September 30, 2009.

††	Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation on the instruments.

The Lazard Funds, Inc.
Portfolios of Investments (concluded)
September 30, 2009 (unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2009:

Description	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases/ (Sales)	Net Transfers In/(Out) of Level 3	Balance as of September 30, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2009

International Small Cap
Equity Portfolio
Common Stock	$288,667	$-	$-	$(288,667)	$-	$-	$-	$(288,667)

U.S. High Yield Portfolio
Corporate Bond	$284	$629,096	$(629,096)	$2,210,620	$(2,210,904)	$-	$-	$-
Preferred Stock	256	-	-	-	-	-	256	-
Warrants	10	-	-	(5)	-	-	5	-

Total	$550	$629,096	$(629,096)	$2,210,615	$(2,210,904)	$-	$261	$-

Item 2.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles Carroll

Charles Carroll
Chief Executive Officer

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll

Charles Carroll
Chief Executive Officer

Date:	November 27, 2009

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 27, 2009